INCOME TAXES (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Net operating loss carryforwards		$ 40,255
Valuation allowance for deferred income tax assets		9,376	$ 6,719
Net changes in the valuation allowance		3,173
Valuation allowance offset by expired tax losses		141
Valuation allowance offset by foreign currency translation effect		$ 375
Minimum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date		Dec. 31, 2016
Maximum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date		Dec. 31, 2020
High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Tax exemption from EIT, period			3 years			3 years
In the case of dividends paid by PRC subsidiaries [Member]
Income Taxes [Line Items]
Withholding tax rate		10.00%
In the case of a subsidiary 25% or more directly owned by the resident in Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax rate		5.00%
Undistributed Earnings Accumulated After January 1, 2008 [Member]
Income Taxes [Line Items]
Withholding tax rate		10.00%
Beijing Super TV Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate		15.00%						15.00%	15.00%
Withholding tax imposed			$ 7,858		$ 9,278
Deferred tax liabilities accrued		$ 5,334	$ 3,727
Beijing Super TV Co Ltd [Member] | Key Software Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate			10.00%	10.00%	10.00%	10.00%	10.00%
Beijing Super TV Co Ltd [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%
N-S Media Investment Co., Ltd ("N-S Media Investment") [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology", originally named as N-S Investment Holdings Co., Ltd) [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Beijing Dingyuan Technology Co., Ltd. ('Dingyuan') [Member]
Income Taxes [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
N-S Digital TV [Member]
Income Taxes [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
N-S Digital TV [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Income Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
PRC statutory tax rate				25.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%